Inventory	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventory	20 Inventory

	2025	2024
	$m	$m
Cryptocurrency - Trading	46.8	6.9
Carbon emission certificates and credits - Trading	8.8	6.5
Warranted metals - Trading	166.1	—
Recyclable scrap metals	85.5	22.4
Minor metals	112.9	—
Precious metals	63.6	—
Total inventories at fair value less cost to sell	483.7	35.8
All inventories are held at fair value less cost to sell.
The Group economically hedges its exposure to cryptocurrencies and hence the Group's net exposure to market risk has not been material to our operations for the periods presented. As at 31
December 2025, the Group’s overall net market risk exposure to cryptocurrencies was $0.5m (2024:
$1.1m). As at 31 December 2025, the Group had pledged $39.6m of the cryptocurrency balance as collateral (2024: $nil). The fair values of cryptocurrencies held as assets are determined based on quoted market prices and are classified as a level 1 valuation.
Carbon emission certificates and credits comprise EU allowance certificates (EUA) and Solar renewable energy certificates (RECs) which are held to trade and the fair value is based on quoted market prices and classified as a Level 1 valuation under the fair value hierarchy.
The Group's metals inventory comprises the following:
•Warranted metals are those where the Group holds title and warrant and which are lodged and stored with an exchange. The majority of these warranted metals consists of precious metals. The fair value is determined by using a suitable, observable proxy and is classified as a Level 2 valuation.
•Recyclable scrap metals are those which the Group has title over and which are in transit from the supplier to the customer. The vast majority of recyclable scrap metals consists of non-ferrous metals and comprises various grades of copper (including brass), aluminium and lead. The fair value for recyclable scrap metals is determined based on quoted metal prices, which are discounted for grade and location where appropriate, and is classified as a Level 2 valuation.
•Minor metals are those where the Group has title over and are either stored in London Metal
Exchange and Minor Metals Trade Association approved warehouses or in transit between warehouses and trading counterparties.  The vast majority of the inventory consists of various grades/alloys of cobalt, lithium and other battery metals. The fair value is determined based on quoted metal prices which are adjusted for differing grades and is classified as a Level 2 valuation.
•Precious metals are those where the Group holds title and which are either warehoused or in transit. The fair value is determined based on quoted exchange prices. The fair value is determined based on quoted exchange prices, and is classified as a Level 1 valuation.
The fair value movements charged to profit and loss are as follows:

	Cost	Fair value movement	Inventory
	2025	2025	2025
	$m	$m	$m
Cryptocurrency - Trading	56.5	(9.7)	46.8
Carbon emission certificates and credits - Trading	8.8	—	8.8
Warranted metals - Trading	128.0	38.1	166.1
Recyclable scrap metals	81.5	4.0	85.5
Minor metals	80.8	32.1	112.9
Precious metals	38.4	25.2	63.6
	394.0	89.7	483.7

	Cost	Fair value movement	Inventory
	2024	2024	2024
	$m	$m	$m
Cryptocurrencies	8.9	(2.0)	6.9
Carbon emission certificates and credits	6.5	—	6.5
Recyclable scrap metals	22.6	(0.2)	22.4
	38.0	(2.2)	35.8